Statement of Operations - USD ($)			3 Months Ended		9 Months Ended				12 Months Ended
		Dec. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Sep. 30, 2024	Aug. 31, 2024	Sep. 30, 2023	Aug. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Formation and operating costs		$ 2,866	$ 155,991	$ 247,600	$ 62,741	$ 601,741		$ 844,959		$ 1,343,438		$ 420,505
Loss from Operations			(155,991)	(247,600)		(601,741)		(844,959)		(1,343,438)		(420,505)
Other Income
Interest earned on marketable securities held in trust account			700,053	1,359,504		2,813,718		3,945,860		5,016,986		1,326,563
Net Income		$ (2,866)	$ 544,062	$ 1,111,904	$ (62,741)	$ 2,211,977		$ 3,100,901		$ 3,673,548		$ 906,058
Weighted average shares outstanding of ordinary shares, basic		1			1
Weighted average shares outstanding of ordinary shares, diluted		1			1
Basic net income per ordinary share		$ (2,866)			$ (62,741)
Diluted net income per ordinary share		$ (2,866)			$ (62,741)
Revenue					$ 11,683,445		$ 12,340,322		$ 15,929,773		$ 13,603,949
Cost of sales					(10,662,104)		(10,859,552)		(14,275,131)		(12,478,350)
Gross profit					1,021,341		1,480,770		1,654,642		1,125,599
Other income					14,833		11,392		17,950		10,538
Administrative and general expenses					(405,216)		(343,421)		(489,890)		(361,554)
Other expenses	[1]				(228,413)
Finance costs					(6,586)		(5,439)		(7,325)		(17,381)
Profit before tax					395,959		1,143,302		1,175,377		757,202
Tax expense					(156,548)		(291,966)		(288,789)		(182,160)
Profit for the period from continuing operations					239,411		851,336		886,588		575,042
Other comprehensive income/(loss)
Foreign currency translation differences					306,102		(139,018)		(76,234)		(5,314)
Total comprehensive income for the period					545,513		712,318		810,354		569,728
Profit for the period attributable to owners of the Company					239,411		851,336		886,588		575,042
Total comprehensive income attributable to owners of the Company					$ 545,513		$ 712,318		$ 810,354		$ 569,728
Earnings per share, basic					$ 23.94		$ 85.13		$ 88.66		$ 57.50
Earnings per share, diluted					$ 23.94		$ 85.13		$ 88.66		$ 57.50
Weighted average number of ordinary shares outstanding, basic					10,000		10,000		10,000		10,000
Weighted average number of ordinary shares outstanding, diluted					10,000		10,000		10,000		10,000
Common Class A [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic			5,196,457	10,030,335		6,835,324		11,370,019		10,532,255		9,712,813
Weighted average shares outstanding of ordinary shares, diluted			5,196,457	10,030,335		6,835,324		11,370,019		10,532,255		9,712,813
Basic net income per ordinary share			$ 0.07	$ 0.09		$ 0.23		$ 0.22		$ 0.27		$ 0.07
Diluted net income per ordinary share			$ 0.07	$ 0.09		$ 0.23		$ 0.22		$ 0.27		$ 0.07
Common Class B [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic			2,875,000	2,875,000		2,875,000		2,875,000		2,875,000		2,875,000
Weighted average shares outstanding of ordinary shares, diluted			2,875,000	2,875,000		2,875,000		2,875,000		2,875,000		2,875,000
Basic net income per ordinary share			$ 0.07	$ 0.09		$ 0.23		$ 0.22		$ 0.27		$ 0.07
Diluted net income per ordinary share			$ 0.07	$ 0.09		$ 0.23		$ 0.22		$ 0.27		$ 0.07

[1]	Dividends paid to former shareholders on 23 May 2023, prior to the reorganization.